Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	(1,111,199)	(962,259)	(1,588,712)	(249,303)
Accretion to redemption value of redeemable convertible preferred shares	(49,725)	(19,768)	—	—

Net loss attributable to ordinary shareholders - basic and diluted	(1,160,924)	(982,027)	(1,588,712)	(249,303)

Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	889,521,200	2,400,874,197	3,441,729,444	3,441,729,444

Basic and diluted loss per share	(1.31)	(0.41)	(0.46)	(0.07)